Unconsolidated Joint Ventures (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated joint ventures
Gain (loss) recorded in conjunction with sales	$ 1,366	$ 4,555	$ 2,766
Equity in loss of unconsolidated joint ventures	(8,124)	(4,365)	(16,494)
Fee income from unconsolidated joint venture	6,027	3,578	3,330
Amortization of basis difference	2,140	1,634	1,438
Variable interest entity, not the primary beneficiary
Unconsolidated joint ventures
Equity in loss of unconsolidated joint ventures	(8,124)	(4,365)	(16,494)
Variable interest entity, not the primary beneficiary | IRC/IREX Venture II LLC
Unconsolidated joint ventures
Gain (loss) recorded in conjunction with sales	1,366	4,555	2,766
Variable interest entity, not the primary beneficiary | Development joint ventures | Land parcel
Unconsolidated joint ventures
Equity in loss of unconsolidated joint ventures		(24)
Variable interest entity, not the primary beneficiary | Development joint ventures | Multi-tenant outlot building
Unconsolidated joint ventures
Equity in loss of unconsolidated joint ventures		68
Variable interest entity, not the primary beneficiary | Development joint ventures | Walgreens Jennings, MO
Unconsolidated joint ventures
Equity in loss of unconsolidated joint ventures			$ 847